Financing Receivables - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Installment receivables
Financial Instruments [Line Items]
Cost of receivables	¥ 756,710	¥ 663,102
Reclassified receivables held for sale	939,394	873,983
Credit card receivables
Financial Instruments [Line Items]
Cost of receivables	46,099	51,792
Reclassified receivables held for sale	¥ 3,653	¥ 4,101